Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31,	December 31,
	2022	2021
Raw materials	$73,868	$51,292
Finished goods	134,483	82,621
Less: Provision for impairment	-	-
Total, net	$208,351	$133,913

	December 31, 2021	December 31, 2020
Raw materials	$51,292	$48,524
Finished goods	82,621	111,547
Impairment	-	(12,800)
Total, net	$133,913	$147,271